SCHEDULE OF UNSATISFIED PERFORMANCE OBLIGATIONS FIXED PRICE (Details) - CAD ($)	Sep. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Aggregate amount of the transaction price allocated to long term maintenance contracts that are partially or fully unsatisfied as of:	$ 82,134
Aggregate amount of the transaction price	$ 82,134